SUMMARY OF EXCHANGE OF CURRENCY RATES (Details)	Dec. 31, 2022	Dec. 31, 2021
Year-End RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.9091	6.3551
Annual-Average RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	6.7131	6.4522